Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	December 31, 2018	December 31, 2017
Land use rights	$8,731,398	$9,228,119
Trademarks	13,718	9,802
Patents	7,365	5,782
Total	8,752,481	9,243,703
Less: accumulated amortization	(594,565)	(446,122)
Intangible assets, net	$8,157,916	$8,797,581

Amortization expense was $179,268, $174,303 and $136,199 for the years ended December 31, 2018, 2017 and 2016, respectively.

Land use right of Great was disposed by Great on November 22, 2018 (See Note 5).

Estimated future amortization expense for intangible assets is as follows:

Periods ending December 31,	Amortization expense

2019	$176,191
2020	176,191
2021	175,991
2022	175,766
2023	175,331
Thereafter	7,278,446
$8,157,916